RESTATEMENT OF FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2011
RESTATEMENT OF FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF FINANCIAL STATEMENTS
NOTE 18 - RESTATEMENT OF FINANCIAL STATEMENTS

We have restated our previously issued condensed consolidated financial statements as of and for the period ended September 30, 2010 to account for the impact of a misstatement in sales and accounts receivable due to the timing of a shipment which was scheduled to be shipped in September 2010, but was not actually shipped until October 2010.  We also recognized an additional expense related to the issuance of options on September 13, 2010 that vested on January 1, 2011.  We have reflected the effects of the changes in the condensed consolidated financial statements for the periods presented herein.

The effect of this change on the condensed consolidated financial statements previously filed in the Quarterly Report on Form 10-Q for the fiscal period ended September 30, 2010, is as follows:

	As Previously Reported	Adjustment	As Restated
Selected balance sheet data at September 30, 2010:

Accounts receivable	$1,337,893	$(147,000)	$1,190,893
Additional paid-in capital	9,804,045	118,202	9,922,247
Accumulated deficit	$(9,047,352)	$(265,202)	$(9,312,554)

Selected statements of operations data for the three months ending September 30, 2010:

Sales	$4,873,687	$(147,000)	$4,726,687
Gross Profit	780,044	(147,000)	633,044
Share-based payments	890,999	118,202	1,009,201
Loss from operations	(492,930)	(265,202)	(758,132)
Net loss	(482,296)	(265,202)	(747,498)
Comprehensive loss	$(479,856)	$(265,202)	$(745,058)
Loss per common share
Basic and Diluted	$(0.01)	$-	$(0.01)

Selected statements of operations data for the nine months ending September 30, 2010:

Sales	$13,029,461	$(147,000)	$12,882,461
Gross Profit	1,920,433	(147,000)	1,773,433
Share-based payments	890,999	118,202	1,009,201
Loss from operations	(251,781)	(265,202)	(516,983)
Net loss	(741,131)	(265,202)	(1,006,333)
Comprehensive loss	$(738,691)	$(265,202)	$(1,003,893)

Loss per common share
Basic and Diluted	$(0.01)	$(0.01)	$(0.02)

Selected statements of cash flows for the nine months ending September 30, 2010:
Net loss	$(741,131)	$(265,202)	$(1,006,333)
Options issued for compensation	890,999	118,202	1,009,201
Accounts receivable	$(1,238,773)	$147,000	$(1,091,773)